Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	eqat_SupplementTextBlock
EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 30, 2015 TO THE SUMMARY PROSPECTUS DATED MAY 1, 2015, AS SUPPLEMENTED, AND PROSPECTUS DATED MAY 1, 2015, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus dated May 1, 2015, as supplemented, and Prospectus dated May 1, 2015, as supplemented, of EQ Advisors Trust (the “Trust”) regarding the EQ/Real Estate PLUS Portfolio (“Portfolio”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information about: (1) changes to the principal investment strategy and related principal risks; (2) a reduction in the Portfolio’s management fee; (3) changes to the Portfolio’s administration fee; (4) changes to the Portfolio’s Sub-Advisers; and (5) a corresponding name change to the Portfolio.

*****

Effective on or about February 22, 2016, the principal investment strategy of the Portfolio will change to reflect the conversion of the Portfolio from a hybrid strategy (combining active and passive strategies) to a fully passive strategy that seeks to track the performance of the FTSE EPRA/NAREIT Developed Index. On that date, AllianceBernstein L.P. will serve as the sole Sub-Adviser to the Portfolio and Pacific Investment Management Company, LLC will no longer serve as a Sub-Adviser to the Portfolio.

In connection with these changes, effective January 1, 2016, the Manager has agreed to reduce the contractual management fee for the Portfolio such that the fee (as a percentage of the Portfolio’s average daily net assets) is 0.50% on the Portfolio’s first $2 billion; 0.49% of the Portfolio’s assets in excess of $2 billion up to and including $6 billion; 0.47% of the Portfolio’s assets in excess of $6 billion up to and including $9 billion; 0.46% of the Portfolio’s assets in excess of $9 billion up to and including $11 billion; and 0.45% thereafter. In addition, effective January 1, 2016, the Manager has agreed to voluntarily waive all or a portion of its management, administrative or other fees and reimburse all other expenses associated with the Portfolio (exclusive of interest, taxes, brokerage commissions, fees and expenses of other investment companies in which the Portfolio invests, dividend and interest expenses on securities sold short, other expenses that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of business) so that Total Annual Portfolio Operating Expenses do not exceed 0.90% with respect to Class IB shares and 0.65% with respect to Class K shares.

In addition, effective February 22, 2016, the name of the Portfolio will change to “AXA Real Estate Portfolio.” As of that date, all references to EQ/Real Estate PLUS Portfolio hereby are deleted and replaced with “AXA Real Estate Portfolio.”

In connection with these changes, effective February 22, 2016, the information in the Summary Prospectus and the section of the Prospectus entitled “About the Investment Portfolios – Equity Portfolios – EQ/Real Estate PLUS” is changed to reflect the below.

AXA Real Estate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat_SupplementTextBlock
EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 30, 2015 TO THE SUMMARY PROSPECTUS DATED MAY 1, 2015, AS SUPPLEMENTED, AND PROSPECTUS DATED MAY 1, 2015, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus dated May 1, 2015, as supplemented, and Prospectus dated May 1, 2015, as supplemented, of EQ Advisors Trust (the “Trust”) regarding the EQ/Real Estate PLUS Portfolio (“Portfolio”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information about: (1) changes to the principal investment strategy and related principal risks; (2) a reduction in the Portfolio’s management fee; (3) changes to the Portfolio’s administration fee; (4) changes to the Portfolio’s Sub-Advisers; and (5) a corresponding name change to the Portfolio.

*****

Effective on or about February 22, 2016, the principal investment strategy of the Portfolio will change to reflect the conversion of the Portfolio from a hybrid strategy (combining active and passive strategies) to a fully passive strategy that seeks to track the performance of the FTSE EPRA/NAREIT Developed Index. On that date, AllianceBernstein L.P. will serve as the sole Sub-Adviser to the Portfolio and Pacific Investment Management Company, LLC will no longer serve as a Sub-Adviser to the Portfolio.

In connection with these changes, effective January 1, 2016, the Manager has agreed to reduce the contractual management fee for the Portfolio such that the fee (as a percentage of the Portfolio’s average daily net assets) is 0.50% on the Portfolio’s first $2 billion; 0.49% of the Portfolio’s assets in excess of $2 billion up to and including $6 billion; 0.47% of the Portfolio’s assets in excess of $6 billion up to and including $9 billion; 0.46% of the Portfolio’s assets in excess of $9 billion up to and including $11 billion; and 0.45% thereafter. In addition, effective January 1, 2016, the Manager has agreed to voluntarily waive all or a portion of its management, administrative or other fees and reimburse all other expenses associated with the Portfolio (exclusive of interest, taxes, brokerage commissions, fees and expenses of other investment companies in which the Portfolio invests, dividend and interest expenses on securities sold short, other expenses that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of business) so that Total Annual Portfolio Operating Expenses do not exceed 0.90% with respect to Class IB shares and 0.65% with respect to Class K shares.

In addition, effective February 22, 2016, the name of the Portfolio will change to “AXA Real Estate Portfolio.” As of that date, all references to EQ/Real Estate PLUS Portfolio hereby are deleted and replaced with “AXA Real Estate Portfolio.”

In connection with these changes, effective February 22, 2016, the information in the Summary Prospectus and the section of the Prospectus entitled “About the Investment Portfolios – Equity Portfolios – EQ/Real Estate PLUS” is changed to reflect the below.